Loans and Allowance for Credit Losses - Summary of Loans that are Past Due but not Classified as Impaired (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
3-6 month [member]
Disclosure of detailed information about financial instruments [line items]
Fully secured loans	$ 13	$ 43